Leases - Summary of ROU Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance		¥ 521,685		¥ 503,395
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities		84,255		114,818
Decrease due to termination of lease agreements and remeasurement of lease liabilities		(11,788)		(14,953)
Classified as held for distribution to owners	[1]	(75,549)
Depreciation		(97,105)		(102,032)
Other		102,847	[2]	20,457
Total changes		2,660		18,290
Carrying amount, ending balance		524,345		521,685
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance		19,285		14,815
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities		186		6,104
Decrease due to termination of lease agreements and remeasurement of lease liabilities		(38)		(4)
Classified as held for distribution to owners	[1]	(7,536)
Depreciation		(1,086)		(1,342)
Other		1,072	[2]	(288)
Total changes		(7,402)		4,470
Carrying amount, ending balance		11,883		19,285
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance		446,253		424,508
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities		77,859		102,348
Decrease due to termination of lease agreements and remeasurement of lease liabilities		(9,973)		(13,615)
Classified as held for distribution to owners	[1]	(67,291)
Depreciation		(83,780)		(87,916)
Other		101,634	[2]	20,928
Total changes		18,449		21,745
Carrying amount, ending balance		464,702		446,253
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, beginning balance		56,147		64,072
Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities		6,210		6,366
Decrease due to termination of lease agreements and remeasurement of lease liabilities		(1,777)		(1,334)
Classified as held for distribution to owners	[1]	(722)
Depreciation		(12,239)		(12,774)
Other		141	[2]	(183)
Total changes		(8,387)		(7,925)
Carrying amount, ending balance		¥ 47,760		¥ 56,147

[1]	In connection with the Resolution for the plan regarding the execution of the Partial Spin-off of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, assets of the Financial Services business have been classified as a disposal group held for distribution to owners. As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI which operates the Financial Services business, has been excluded from consolidation. Therefore, there are no balances related to the Financial Services business as of March 31, 2026.
[2]	The amount includes 95,938 million yen of ROU assets arising from lease agreements with the Financial Services business that were previously eliminated as intercompany transactions. Following the execution of the Partial Spin-off of the Financial Services business, these leases became external transactions and are therefore recognized in the consolidated statements of financial position.